Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)
Classes of current inventories [abstract]
Finished products		$ 3,956				$ 3,996
Raw materials		3,074				3,657
Non-strategic spare parts		1,155				1,006
Inventories in transit		1,311				1,340
Packing materials		239				240
Other		316				299
Total		10,051		$ 559		$ 10,538	[2]
Changes in inventories of finished goods and work in progress	$ 24,676	21,457	$ 21,412
Raw materials and consumables used	79,520	75,078	80,318
Total	$ 104,196	$ 96,535	$ 101,730

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1